Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)		$ 14,905,754	$ 1,043,601	$ 25,865,673
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses		32,355,146	67,562,543	36,887,285
Depreciation and amortization		4,268,716	3,709,687	$ 3,318,710
CASH FLOWS FROM FINANCING ACTIVITIES:
CASH AND CASH EQUIVALENTS, beginning	[1]	58,440,667
CASH AND CASH EQUIVALENTS, ending	[1]	$ 30,565,836	$ 58,440,667

[1]	See Note 6.